UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	May 14, 2009

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  162

Form 13F Information Table Value Total: $2,750,407

List of Other Included Managers:  None


                                                     VALUE   SHARES OR SH/ Put/  INVSTMT   OTHER  Voting Authority
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (1000s) PRN AMT   PRN CALL  DISCRTN   Mgrs  a) Sole  b) Shared c) None
AES Trust III	        PFD CV 6.75%	  00808N202  1,037    30,000		Sole		30,000
Babcock & Brown Air Ltd	SPONSORED ADR	05614P101	 343 		 80,600 			Sole		80,600
Citadel Broadcasting	COM	        17285T106	 67 		 1,021,050 			Sole		1,021,050
Dune Energy Inc.	COM NEW	        265338202	 8 		 63,102 			Sole		63,102
Durect Corporation	COM	        266605104	 8,970 		 4,022,489 			Sole		4,022,489
Emmis Communications 	PFD CV SER A	291525202	 506 		 337,485 			Sole		337,485
Fifth Third Bancorp	CNV PFD DEP1/250 316773209	 41,467 	 1,026,162 			Sole		1,026,162
Ford Trust	        PFD TR CV6.5%	345395206	 8,829 		 1,105,013 			Sole		1,105,013
Mesa Air Group, Inc.	COM	        590479101	 519 		 4,073,248 			Sole		4,073,248
Mirant (Series A)	*W EXP 01/03/201 60467R118	 208 		 259,900 			Sole		259,900
Mirant (Series B)	*W EXP 01/03/201 60467R126	 68 		 65,200 			Sole		65,200
New York Community 	UNIT 99/99/9999	64944P307	 156 		 5,188 			        Sole		5,188
Oscient Pharmaceuticals COM NEW	        68812R303	 122 		 1,017,710 			Sole		1,017,710
Quadramed Corp	        COM NEW	        74730W507	 1,106 		 183,053 			Sole		183,053
Radio One, Inc	        CL D NON VTG	75040P405	 87 		 194,430 			Sole		194,430
Raytheon Company	*W EXP 06/16/201 755111119	 344 		 52,500 			Sole		52,500
Simon Property	        PFD CONV I 6%	828806802	 49,726 	 1,553,922 			Sole		1,553,922
Six Flags, Inc	        PIERS	        83001P505	 1,271 		 1,926,004 			Sole		1,926,004
Wells Fargo & Company	PERP PFD CNV A	949746804	 9,005 		 18,800 			Sole		18,800
Aspen Insurance Holding PFD PRP INC EQ	G05384113	 16,627 	 402,400 			Sole		402,400
ASM International	NOTE 4.250%12/0	00207DAG7	 469 		 642,000 			Sole
Advanced Micro Devices	NOTE 6.000% 5/0	007903AL1	 5,848 		 15,290,000 			Sole
Advanced Micro Devices	NOTE 5.750% 8/1	007903AN7	 1,800 		 4,000,000 			Sole
Allergan, Inc	        NOTE 1.500% 4/0	018490AL6	 33,446 	 32,006,000 			Sole
Alliant Techsystems	NOTE 2.750% 9/1	018804AN4	 1,915 		 2,000,000 			Sole
Johnson & Johnson	SDCV 7/2	02261WAB5	 124,306 	 142,064,000 			Sole
American Equity Invstmt	NOTE 5.250%12/0	025676AE7	 11,379 	 17,895,000 			Sole
American Medical Sys. 	NOTE 3.250% 7/0	02744MAA6	 3,878 		 4,672,000 			Sole
AmeriCredit Corp	NOTE 2.125% 9/1	03060RAR2	 2,849 		 7,400,000 			Sole
Amgen Inc	        NOTE 0.125% 2/0	031162AN0	 188 		 200,000 			Sole
Amgen Inc	        NOTE 0.375% 2/0	031162AQ3	 19,702 	 21,560,000 			Sole
Thermo Fisher Scient    DBCV 12/1	03760AAK7	 32,691 	 25,895,000 			Sole
Archer-Daniels-Midland 	NOTE 0.875% 2/1	039483AW2	 96,918 	 101,485,000 			Sole
Aspect Medical Systems	NOTE 2.500% 6/1	045235AB4	 12,532 	 23,100,000 			Sole
Barnes Group Inc	NOTE 3.375% 3/1	067806AD1	 2,652 		 4,150,000 			Sole
Beazer Homes USA	NOTE 4.625% 6/1	07556QAL9	 1,247 		 5,090,000 			Sole
Beckman Coulter, Inc	NOTE 2.500%12/1	075811AD1	 64,705 	 67,754,000 			Sole
Best Buy Co.	        SDCV 2.250% 1/1	086516AF8	 92,706 	 94,233,000 			Sole
BlackRock, Inc	        DBCV 2.625% 2/1	09247XAB7	 25,254 	 18,234,000 			Sole
Borland Software Corp	NOTE 2.750% 2/1	099849AB7	 22,075 	 34,627,000 			Sole
Cadence Design Systems 	NOTE 1.375%12/1	127387AD0	 363 		 490,000 			Sole
CapitalSource Inc	DBCV 4.000% 7/1	14055XAE2	 4,096 		 7,250,000 			Sole
CapitalSource Inc	NOTE 7.250% 7/1	14055XAG7	 31,072 	 54,995,000 			Sole
Carnival Corporation	DBCV 2.000% 4/1	143658AN2	 127,325 	 136,542,000 			Sole
Cell Therapeutic, Inc	NOTE 4.000% 7/0	150934AF4	 4,239 		 24,223,000 			Sole
Central European Dist	NOTE 3.000% 3/1	153435AA0	 4,034 		 10,615,000 			Sole
Charles River Labs	NOTE 2.250% 6/1	159864AB3	 2,411 		 2,900,000 			Sole
Charter Communications	NOTE 6.500%10/0	16117MAF4	 357 		 4,200,000 			Sole
Chemed Corporation	NOTE 1.875% 5/1	16359RAC7	 10,838 	 14,920,000 			Sole
Chesapeake Energy Corp	NOTE 2.750%11/1	165167BW6	 2,704 		 3,500,000 			Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	165167CA3	 14,932 	 22,885,000 			Sole
Chesapeake Energy Corp	NOTE 2.250%12/1	165167CB1	 13,952 	 26,960,000 			Sole
China Medical Tech	NOTE 4.000% 8/1	169483AC8	 1,385 		 2,900,000 			Sole
CA Inc	                NOTE 1.625%12/1	204912AQ2	 89,859 	 84,470,000 			Sole
Conceptus Inc	        NOTE 2.250% 2/1	206016AA5	 5,156 		 7,450,000 			Sole
Conexant Systems	NOTE 4.000% 3/0	207142AH3	 2,790 		 12,975,000 			Sole
Continental Airlines	NOTE 5.000% 6/1	210795PJ3	 13,811 	 16,900,000 			Sole
Danaher Corporation	NOTE 1/2	235851AF9	 54,214 	 62,315,000 			Sole
Dixie Group, Inc	SDCV 7.000% 5/1	255519AA8	 190 		 224,000 			Sole
Dominion Resources Inc	NOTE 2.125%12/1	25746UAT6	 98,587 	 92,845,000 			Sole
EMC Corp A	        NOTE 1.750%12/0	268648AK8	 96,829 	 96,290,000 			Sole
EMC Corp B	        NOTE 1.750%12/0	268648AM4	 7,516 		 7,640,000 			Sole
EPIX Pharmaceuticals 	NOTE 3.000% 6/1	26881QAB7	 545 		 3,630,000 			Sole
Empire Resorts, Inc	NOTE 8.000% 7/3	292052AB3	 1,125 		 4,500,000 			Sole
Endeavor Intl Corp	NOTE 6.000% 1/1	29257MAB6	 15,767 	 25,203,000 			Sole
Energy Conversion Dev	NOTE 3.000% 6/1	292659AA7	 9,805 		 18,500,000 			Sole
EnPro Industries, Inc	DBCV 3.937%10/1	29355XAB3	 25,051 	 34,411,000 			Sole
Epicor Software Corp	NOTE 2.375% 5/1	29426LAA6	 6,455 		 11,553,000 			Sole
Evergreen Solar, Inc	NOTE 4.000% 7/1	30033RAC2	 945 		 3,000,000 			Sole
FEI Company	        NOTE 2.875% 6/0	30241LAF6	 2,926 		 3,400,000 			Sole
FiberTower Corp	        NOTE 9.000%11/1	31567RAC4	 16,385 	 49,650,000 			Sole
Thermo Fisher Scient    NOTE 3.250% 3/0	338032AX3	 11,056 	 9,290,000 			Sole
Five Star Quality Care, NOTE 3.750%10/1	33832DAB2	 2,226 		 5,074,000 			Sole
Ford Motor Co	        NOTE 4.250%12/1	345370CF5	 1,069 		 3,000,000 			Sole
General Motors  	DEB SR CV C 33	370442717	 50 		 19,500 			Sole
General Motors  	DEB SR CONV B	370442733	 2,443 		 962,000 			Sole
Global Crossing Ltd	NOTE 5.000% 5/1	37932JAA1	 22,316 	 42,812,000 			Sole
The Greenbrier Comp     NOTE 2.375% 5/1	393657AD3	 829 		 4,100,000 			Sole
HCC Insurance Holdings	NOTE 1.300% 4/0	404132AB8	 8,998 		 8,000,000 			Sole
Hasbro	                DBCV 2.750%12/0	418056AN7	 13,396 	 10,600,000 			Sole
Headwaters Incorporated	NOTE 2.500% 2/0	42210PAD4	 2,622 		 10,700,000 			Sole
Health Care REIT, Inc	NOTE 4.750%12/0	42217KAP1	 5,506 		 6,000,000 			Sole
Intel Corp	        SDCV 2.950%12/1	458140AD2	 76,321 	 92,365,000 			Sole
International Game Tech	DBCV 2.600%12/1	459902AP7	 7,410 		 7,600,000 			Sole
Interpublic Group	NOTE 4.750% 3/1	460690BE9	 15,435 	 22,510,000 			Sole
Invacare Corp	        DBCV 4.125% 2/0	461203AD3	 3,316 		 4,050,000 			Sole
Life Technologies	NOTE 2.000% 8/0	46185RAJ9	 12,973 	 11,970,000 			Sole
JetBlue Airways Corp	DBCV 3.750% 3/1	477143AC5	 4,425 		 5,000,000 			Sole
Johnson Controls, Inc	NOTE 6.500% 9/3	478366AS6	 83,581 	 65,900,000 			Sole
KKR Financial Holdings  NOTE 7.000% 7/1	48248AAB4	 4,427 		 13,020,000 			Sole
Kendle International 	NOTE 3.375% 7/1	48880LAA5	 3,332 		 4,350,000 			Sole
L-1 Identity Solutions	NOTE 3.750% 5/1	50212AAB2	 3,594 		 5,445,000 			Sole
L-3 Communications Hold	DEBT 3.000% 8/0	502413AW7	 28,895 	 29,500,000 			Sole
Lamar Advertising	NOTE 2.875%12/3	512815AH4	 3,229 		 3,500,000 			Sole
Level 3 Comm	        NOTE 10.000% 5/0 52729NBE9	 6,823 		 10,200,000 			Sole
Level 3 Comm	        NOTE 5.250%12/1	52729NBF6	 15,703 	 29,985,000 			Sole
Level 3 Comm	        NOTE 3.500% 6/1	52729NBK5	 12,724 	 30,152,000 			Sole
Liberty Media   	DEB 3.500% 1/1	530715AN1	 48,319 	 152,956,000 			Sole
Liberty Media    	DEB 3.250% 3/1	530715AR2	 28,312 	 76,956,000 			Sole
Liberty Media   	DEB 3.125% 3/3	530718AF2	 92,399 	 114,960,000 			Sole
LifePoint Hospitals, 	NOTE 3.500% 5/1	53219LAH2	 4,011 		 5,600,000 			Sole
Lifetime Brands, Inc	NOTE 4.750% 7/1	53222QAB9	 3,536 		 8,320,000 			Sole
Linear Technology Corp	NOTE 3.000% 5/0	535678AC0	 182 		 220,000 			Sole
Lions Gate Ent Corp	NOTE 3.625% 3/1	535919AG9	 3,179 		 4,550,000 			Sole
Live Nation Inc	        NOTE 2.875% 7/1	538034AB5	 1,815 		 5,500,000 			Sole
McMoRan Exploration	NOTE 5.250%10/0	582411AE4	 12,834 	 17,039,000 			Sole
Medtronic, Inc - A	NOTE 1.500% 4/1	585055AL0	 3,002 		 3,175,000 			Sole
Medtronic, Inc - B	NOTE 1.625% 4/1	585055AM8	 89,981 	 100,955,000 			Sole
Mentor Graphics Corp    SDCV 6.250% 3/0	587200AF3	 2,155 		 3,225,000 			Sole
Merix Corp	        NOTE 4.000% 5/1	590049AB8	 1,249 		 4,713,000 			Sole
Micron Technology, Inc	NOTE 1.875% 6/0	595112AH6	 16,095 	 34,800,000 			Sole
Millipore Corp	        NOTE 3.750% 6/0	601073AD1	 2,967 		 3,150,000 			Sole
Molson Coors Brewing Co	NOTE 2.500% 7/3	60871RAA8	 49,334 	 47,839,000 			Sole
Mylan, Inc	        NOTE 1.250% 3/1	628530AG2	 39,479 	 45,640,000 			Sole
Nabors Industries, Ltd	NOTE 0.940% 5/1	629568AP1	 620 		 700,000 			Sole
Nash Finch Company	FRNT 1.631% 3/1	631158AD4	 1,966 		 5,500,000 			Sole
PNC Financial Services 	NOTE 4.000% 2/0	635405AW3	 49,707 	 54,250,000 			Sole
Newmont Mining Corp     NOTE 1.250% 7/1	651639AJ5	 811 		 715,000 			Sole
Newmont Mining Corp	NOTE 3.000% 2/1	651639AK2	 27,032 	 21,888,000 			Sole
Nortel Networks Corp 	NOTE 2.125% 4/1	656568AE2	 160 		 1,000,000 			Sole
Omnicare, Inc	        DBCV 3.250%12/1	681904AL2	 504 		 769,000 			Sole
Omnicom Group	        NOTE 7/0	681919AT3	 87,173 	 94,455,000 			Sole
Omnicom Group	        NOTE 7/3	681919AV8	 206 		 210,000 			Sole
ON Semiconductor Corp	NOTE 2.625%12/1	682189AG0	 2,414 		 3,400,000 			Sole
Pier 1 Imports, Inc	NOTE 6.375% 2/1	720279AH1	 21,046 	 48,382,000 			Sole
Pixelworks	        SDCV 1.750% 5/1	72581MAB3	 4,177 		 6,377,000 			Sole
Powerwave Technologies	SDCV 3.875%10/0	739363AF6	 1,811 		 8,500,000 			Sole
ProLogis	        NOTE 2.250% 4/0	743410AQ5	 13,538 	 24,614,000 			Sole
ProLogis	        NOTE 2.625% 5/1	743410AS1	 8,585 		 17,000,000 			Sole
Quantum Corp	        NOTE 4.375% 8/0	747906AE5	 30,352 	 44,800,000 			Sole
RadiSys Corporation	NOTE 2.750% 2/1	750459AE9	 3,710 		 5,300,000 			Sole
Rite Aid Corp	        NOTE 8.500% 5/1	767754BU7	 10,359 	 37,669,000 			Sole
Pharmanet Development 	NOTE 2.250% 8/1	784121AB1	 2,470 		 2,500,000 			Sole
Safeguard Scientifics	DBCV 2.625% 3/1	786449AG3	 14,742 	 19,922,000 			Sole
SAVVIS, Inc	        NOTE 3.000% 5/1	805423AA8	 5,380 		 9,650,000 			Sole
Schlumberger Ltd. 	DBCV 2.125% 6/0	806857AD0	 2,998 		 2,400,000 			Sole
School Specialty Inc	NOTE 3.750% 8/0	807863AE5	 9,412 		 11,008,000 			Sole
School Specialty, Inc	SDCV 3.750%11/3	807863AL9	 5,327 		 8,026,000 			Sole
Seacor Holding	        DBCV 2.875%12/1	811904AJ0	 6,544 		 6,790,000 			Sole
Sirius XM Radio Inc	NOTE 3.250%10/1	82966UAD5	 11,897 	 30,506,000 			Sole
Spartan Stores, Inc	NOTE 3.375% 5/1	846822AE4	 2,856 		 4,500,000 			Sole
Stewart Enterprises,    NOTE 3.125% 7/1	860370AH8	 3,561 		 6,000,000 			Sole
Stewart Enterprises, 	NOTE 3.375% 7/1	860370AK1	 3,153 		 5,733,000 			Sole
Symantec Corporation	NOTE 0.750% 6/1	871503AD0	 337 		 340,000 			Sole
TJX Companies, Inc	NOTE 2/1	872540AL3	 89,121 	 97,795,000 			Sole
TTM Technologies, Inc	NOTE 3.250% 5/1	87305RAC3	 3,644 		 5,750,000 			Sole
Teva Pharm (Series A)	DBCV 0.500% 2/0	88164RAA5	 665 		 555,000 			Sole
Teva Pharm (Series D)	NOTE 1.750% 2/0	88165FAA0	 1,720 		 1,585,000 			Sole
3M Co	                NOTE 11/2	88579YAB7	99174.6		 125,936,000 			Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	887319AC5	 2,980 		 4,000,000 			Sole
Transocean Inc - A	NOTE 1.625%12/1	893830AU3	 2,779 		 3,000,000 			Sole
Transocean Inc - B	NOTE 1.500%12/1	893830AV1	 15,799 	 18,265,000 			Sole
Transocean Inc - C	NOTE 1.500%12/1	893830AW9	 7,959 		 9,560,000 			Sole
Trico Marine Services, 	NOTE 3.000% 1/1	896106AQ4	 1,664 		 8,000,000 			Sole
Tyson Foods, Inc	NOTE 3.250%10/1	902494AP8	 7,280 		 8,000,000 			Sole
US Airways Group, Inc	NOTE 7.000% 9/3	90341WAB4	 16,994 	 25,555,000 			Sole
Vornado Realty Trust	DEB 3.875% 4/1	929043AC1	 3,725 		 4,700,000 			Sole
Watson Pharmaceuticals	DBCV 1.750% 3/1	942683AC7	 4,936 		 5,050,000 			Sole
Wesco Internationa	NOTE 1.750%11/1	95082PAG0	 8,921 		 12,390,000 			Sole
Xilinx, Inc	        DBCV 3.125% 3/1	983919AD3	 148 		 200,000 			Sole
YRC Worldwide	        NOTE 5.000% 8/0	985577AA3	 19,901 	 56,861,000 			Sole
YRC Worldwide	        NOTE 3.375%11/2	985577AB1	 15,909 	 62,390,000 			Sole
			 2,750,407